Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Revenue and Expense Categories

The following table presents the significant revenue and expense categories in the Company’s single operating segment:

	March 31, 2025	March 31, 2024	March 31, 2023
Revenue	$36,539,846	$36,598,667	$13,070,586
Cost of sales	(26,964,611)	(28,636,850)	(9,715,604)
Selling and marketing expenses	(782,523)	(322,961)	(251,422)
General and administrative expenses	(2,250,827)	(2,369,855)	(821,432)
Research and development expenses	(3,462,715)	(2,286,141)	(449,828)
Other income (expenses), net	78,790	(55,413)	8,052
Benefit from (provision for) income taxes	24,605	(109,622)	(230,297)
Net income	$3,182,565	$2,817,825	$1,610,055